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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Advisors LP
Address: 590 Madison Ave
         15th Floor
         New York, NY 10022

13F File Number: 28-10783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Craig Jarvis
Title:   Chief Financial Officer
Phone:   646-840-3500
Signature, Place and Date of Signing:

/S/ Craig Jarvis    New York, New York    August 14, 2012
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $667,671

List of Other Included Managers:

No. 13F File Number       Name

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                          FORM 13F INFORMATION TABLE

                                                                                                 Voting     Voting    Voting
                       Title of            Value    Shares/                 Investment  Other   Authority  Authority Authority
Name of Issuer          Class     Cusip   (x$1000) Principal  Type Put Call Discretion Managers   Sole      Shared     None
--------------         -------- --------- -------- ---------- ---- -------- ---------- -------- ---------- --------- ---------
ALERE INC                 COM   01449J105     601      30,900  SH     PUT      SOLE
ISHARES FTSE CHINA 25
 INDEX FU                 COM   464287184  67,340   2,000,000  SH    CALL      SOLE
PULTE HOMES INC           COM   745867101   4,280     400,000  SH     PUT      SOLE
S&P 500 DEPOSITORY
 RECEIPT                  COM   78462F103 134,457     986,700  SH    CALL      SOLE
S&P 500 DEPOSITORY
 RECEIPT                  COM   78462F103 125,355     919,900  SH     PUT      SOLE
STRYKER CORP              COM   863667101     942      17,100  SH    CALL      SOLE
VECTOR GROUP LTD          COM   92240M108   2,553     150,000  SH     PUT      SOLE
IPATH S&P 500 VIX S/T
 FU ETN                   COM   06740C261  24,336   1,600,000  SH    CALL      SOLE
IPATH S&P 500 VIX S/T
 FU ETN                   COM   06740C261  41,365   1,719,600  SH     PUT      SOLE
IPATH S&P 500 VIX M/T
 FU ETN                   COM   06740C519   4,479     100,000  SH     PUT      SOLE
SPDR S&P
 HOMEBUILDERS ETF         COM   78464A888   4,270     200,000  SH     PUT      SOLE
AMEX FINANCIAL
 SELECT SPDR IDX          ETF   81369Y605   1,462     100,000  SH    CALL      SOLE
SPDR METALS & MINING
 ETF                      COM   78464A755  12,432     300,000  SH    CALL      SOLE
A123 SYSTEMS INC          COM   03739T108     185     146,950  SH              SOLE                146,950                  --
A123 SYSTEMS 3.75%
 15APR16                SDBCV   03739TAA6   1,529   6,025,000 PRN              SOLE              4,680,000           1,345,000
COMPUCREDIT
 HOLDINGS CORP            COM   20478T107     287      79,300  SH              SOLE                 79,300                  --
GREAT BASIN GOLD LTD      COM   390124105     616     910,005  SH              SOLE                657,061             252,944
GENERAL MOTORS CO         COM   37045V100   3,944     200,000  SH              SOLE                162,120              37,880
ALERE INC 3% 31DEC49
 SER B PFD              CVPFD   01449J204 110,392     523,299  SH              SOLE                423,113             100,186
JAGUAR MINING 5.5%
 31MAR16 A              SDBCV   47009MAJ2   6,134  12,340,000 PRN              SOLE              9,659,000           2,681,000
MEDICIS PHARM-CL A        COM   584690309     566      16,591  SH              SOLE                 13,016               3,575
MICRON TECH 1.875%
 01JUN14                SDBCV   595112AH6  16,980  17,235,000 PRN              SOLE             13,508,000           3,727,000
OMNICOM GROUP 0%
 31JUL2032              SDBCV   681919AV8   2,567   2,500,000 PRN              SOLE              1,938,000             562,000
PULTE HOMES INC           COM   745867101     856      79,920  SH              SOLE                 72,772               7,148
S&P 500 DEPOSITORY
 RECEIPT                  COM   78462F103  28,799     211,338  SH              SOLE                196,870              14,468
STERLITE INDUSTRIE
 4%30OCT14              SDBCV   859737AB4  47,551  52,588,000 PRN              SOLE             44,938,000           7,650,000
VECTOR GROUP LTD          COM   92240M108   1,510      88,731  SH              SOLE                 88,731                  --
VECTOR GROUP FRN
 15JUN2026              SDBCV   92240MAL2  21,883  19,793,000 PRN              SOLE             14,517,000           5,276,000
                                          667,671
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